Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

4.	Debt.

Debt is summarized as follows (in thousands):

	December 31,	December 31,
	2020	2019
Revolving credit agreements	$—	—
Riverfront permanent loan	89,964	88,925
	89,964	88,925
Less portion due within one year	—	—
	$89,964	88,925

The aggregate amount of principal payments, excluding the revolving credit, due subsequent to December 31, 2020 is: 2021 - $127,000; 2022 - $1,556,000; 2023 - $1,622,000; 2024 - $1,690,000; 2025 and subsequent years - $84,969,000.

On February 6, 2019, the Company entered into a First Amendment to the 2015 Credit Agreement (the “Credit Agreement”) with Wells Fargo Bank, N.A. (“Wells Fargo”), effective February 6, 2019. The Credit Agreement modifies the Company’s prior Credit Agreement with Wells Fargo dated January 30, 2015. The Credit Agreement establishes a five-year revolving credit facility with a maximum facility amount of $20 million. The interest rate under the Credit Agreement will be a maximum of 1.50% over Daily 1 Month LIBOR, which may be reduced quarterly to 1.25% or 1.0% over Daily 1 Month LIBOR if the Company meets a specified ratio of consolidated debt to consolidated total capital, as defined which excludes FRP Riverfront. A commitment fee of 0.25% per annum is payable quarterly on the unused portion of the commitment but the amount may be reduced to 0.20% or 0.15% if the Company meets a specified ratio of consolidated total debt to consolidated total capital. The Credit Agreement contains certain conditions, affirmative financial covenants and negative covenants. As of December 31, 2020, there was no debt outstanding on this revolver, $448,000 outstanding under letters of credit and $19,552,000 available for borrowing. The letters of credit were issued to guarantee certain obligations to state agencies related to real estate development. Most of the letters of credit are irrevocable for a period of one year and typically are automatically extended for additional one-year periods. The letter of credit fee is 1% and applicable interest rate would have been 1.14675% on December 31, 2020. The credit agreement contains certain conditions and financial covenants, including a minimum tangible net worth and dividend restriction. As of December 31, 2020, these covenants would have limited our ability to pay dividends to a maximum of $228 million combined. The Company was in compliance with all covenants as of December 31, 2020.

On November 17, 2017, Riverfront Holdings I, LLC (the "Joint Venture") refinanced the Dock 79 project pursuant to a Loan Agreement and Deed of Trust Note entered into with EagleBank ("Loan Documents"). The Joint Venture, which was formed between the Company and MRP in 2014 in connection with the development of the Riverfront on the Anacostia property, borrowed a principal sum of $90,000,000 in connection with the refinancing. The loan is secured by the Dock 79 real property and improvements, bears a fixed interest rate of 4.125% per annum and has a term of 120 months. During the first 48 months of the loan term, the Joint Venture will make monthly payments of interest only, and thereafter, make monthly payments of principal and interest in equal installments based upon a 30-year amortization period. The loan is a non-recourse loan. However, all amounts due under the Loan Documents will become immediately due upon an event of default by the Joint Venture, such events including, without limitation, Joint Venture's (i) failure to: pay, permit inspections or observe covenants under the Loan Documents, (ii) breach of representations made under the Loan Documents (iii) voluntary or involuntary bankruptcy, and (iv) dissolution, or the dissolution of the guarantor. MRP has executed a carve-out guaranty in connection with the loan.

Debt cost amortization of $1,039,000 was recorded in 2020 (including $902,000 due to accelerated amortization of deferred loan fees at Dock 79 in anticipation of early refinancing in the first quarter of 2021). During 2020 and 2019, the Company capitalized interest costs of $3,762,000 and $2,889,000, respectively.